Entity Level Disclosures and Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of revenues by geographical area
	Cyber Security	IPPN Services	Total
	Year ended December 31, 2020
	U.S. dollar in thousands
Revenues	1,047	3,839	4,886

Adjusted operating loss	(5,287)	(835)	(6,122)
Share-based payments			(742)
Contingent consideration measurement			(345)
Impairment of goodwill and intangible assets			(2,759)
Depreciation and amortization			(1,363)
Operating loss			(11,331)
Financial expenses, net			3,240
Taxes on income			246
Net loss for the period			(7,845)
	Cyber Security	IPPN Services	Total
	Year ended December 31, 2019
	U.S. dollar in thousands
Revenues	1,308	1,976	3,284

Adjusted operating loss	(6,715)	89	(6,626)
Share-based payments			(612)
Contingent consideration measurement			(159)
Impairment of goodwill and intangible assets			(1,272)
Depreciation and amortization			(1,122)
Operating loss			(9,791)
Financial expenses, net			(3,184)
Taxes on income			(23)
Net loss for the period			(12,998)

Schedule of major customers
	Israel	USA	Other	Total
		U.S. dollars in thousands
Company’s revenues:
For the year 2020	973	1,837	2,076	4,886
For the year 2019	1,071	1,418	795	3,284
For the year 2018	988	353	125	1,466